Revenues - Schedule of Disaggregation of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 325,110	$ 270,651	$ 246,246
EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	112,247	92,749	88,441
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	172,154	141,920	126,929
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 40,709	$ 35,982	$ 30,876